DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	June 30, 2021	December 31, 2020

Secured Term Loan	$270,000	$285,000
Secured Revolving Credit Facility	65,000	65,000
CIB Long-Term Debt	10,000	10,000
Less: unamortized debt issuance costs	(3,440)	(3,886)
Total loans and borrowings	341,560	356,114
Less: current installments of long-term debt	(54,077)	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$287,483	$308,614

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	June 30, 2021	December 31, 2020

CIB Short-Term Debt	$1,387	$2,125
ABK Short-Term Debt	212	2,252
HSBC Loan Line	9,900	-
Other short-term borrowings from working capital facilities	48,210	37,983
Short-term debt, excluding current installments of long-term debt	$59,709	$42,360

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to June 30, 2021 are as follows (in US$ thousands):

2021	$32,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$345,000